As filed with the Securities and Exchange Commission on August 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741

(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  June 30, 2010

Item 1. Schedule of Investments.

Schedule of Investments
June 30, 2010
CAN SLIM® Select Growth Fund (Unaudited)

Shares		Value
	COMMON STOCKS: 53.4%
	Administrative & Support Services : 0.9%
9,777	Ctrip.com International Ltd. - ADR *	$367,224

	Air Transportation: 1.2%
24,791	Lan Airlines SA - ADR	458,881

	Ambulatory Health Care Services: 1.0%
15,173	Gentiva Health Services, Inc. *	409,823

	Apparel Manufacturing: 2.1%
8,452	Columbia Sportswear Co.	394,455
11,879	Lululemon Athletica, Inc. *	442,136
		836,591

	Broadcasting: 1.1%
9,977	Liberty Media Corp. *	418,136

	Building Material, Garden & Supplies Dealers: 0.7%
11,576	Lumber Liquidators Holdings, Inc. *	270,068

	Chemical Manufacturing: 3.0%
7,748	Hospira, Inc. *	445,123
29,171	Solutia, Inc. *	382,140
6,870	Valeant Pharmaceuticals International *	359,232
		1,186,495

	Computer & Electronic Products: 7.8%
1,333	Apple, Inc. *	335,290
3,473	Cree, Inc. *	208,484
33,580	Isilon Systems, Inc. *	431,167
14,414	Mellanox Technologies Ltd. *	315,667
32,240	Netezza Corp. *	441,043
8,887	NetLogic Microsystems, Inc. *	241,726
19,493	OmniVision Technologies, Inc. *	417,930
8,843	Veeco Instruments, Inc. *	303,138
18,408	Volcano Corp. *	401,663
		3,096,108

	Credit Intermediation: 2.0%
4,467	M&T Bank Corp.	379,472
22,330	Nelnet, Inc. - Class A	430,522
		809,994

	Data Processing & Hosting Services: 2.1%
7,308	HMS Holdings Corp. *	396,240
14,435	Red Hat, Inc. *	417,749
		813,989

	Educational Services: 2.0%
4,893	Capella Education Co.*	398,046
4,134	New Oriental Education & Technology Group, Inc. - ADR *	385,247
		783,293

	Food Services: 0.8%
6,906	Cracker Barrel Old Country Store, Inc.	321,543

	Furniture & Home Furnishings Stores: 0.9%
14,764	Williams-Sonoma, Inc.	366,442

11,745	Health Care Services: 1.0%
	Amerigroup Corp. *	381,478

	Information Services: 1.8%
4,290	Baidu, Inc. - ADR *	292,063
8,064	MercadoLibre, Inc.*	423,763
		715,826

	Leather & Allied Products: 0.9%
11,919	Steven Madden Ltd. *	375,687

	Machinery: 1.9%
8,998	Coinstar, Inc. *	386,644
11,261	Tennant Co.	380,847
		767,491

	Merchant Wholesalers: 1.0%
8,771	Herbalife Ltd.	403,905

	Mining: 1.0%
11,047	Lihir Gold Ltd. - ADR	397,582

	Miscellaneous Manufacturing: 3.3%
2,294	Alcon, Inc.	339,948
4,705	Edwards Lifesciences Corp. *	263,574
5,285	The Estee Lauder Companies, Inc.	294,533

10,400	Hanger Orthopedic Group, Inc. *	186,784
682	Intuitive Surgical, Inc. *	215,253
		1,300,092

	Oil & Gas Extraction: 0.8%
2,716	Core Laboratories N.V.	400,909
5,322	Pioneer Natural Resources Co.	316,393
		717,302

	Performing Arts & Spectator Sports: 0.4%
7,045	Las Vegas Sands Corp. *	155,976

	Primary Metal Manufacturing: 0.9%
3,594	Precision Castparts Corp.	369,894

	Professional, Scientific & Technical Services: 8.1%
28,779	CGI Group, Inc. *	429,670
8,614	Cognizant Technology Solutions Corp. - Class A *	431,217
10,894	DG FastChannel, Inc. *	354,927
27,393	Genpact Ltd. *	425,413
7,094	IHS, Inc. *	414,432
12,936	Longtop Financial Technologies Ltd. - ADR *	419,126
5,601	MAXIMUS, Inc.	324,130
15,673	VeriSign, Inc. *	416,118
		3,215,033

	Publishing Industries: 2.0%
16,177	Informatica Corp. *	386,307
19,211	SuccessFactors, Inc. *	399,397
		785,704

	Rental & Leasing Services: 1.0%
36,765	AerCap Holdings N.V. *	381,621

	Securities Financial Services: 0.7%
7,758	Interactive Data Corp.	258,962

	Transportation Equipment: 2.0%
10,205	Lennox International, Inc.	424,222
5,439	Magna International, Inc.	358,756
		782,978

	TOTAL COMMON STOCKS
	(Cost $20,356,631)	21,148,118

	PREFERRED STOCK: 1.0%
	Food & Beverage Stores: 1.0%
5,879	Companhia Brasileira de Distribuicao - Class A - ADR	408,708

	TOTAL PREFERRED STOCK
	(Cost $401,716)	408,708

	SHORT-TERM INVESTMENT: 41.7%
	Money Market Fund: 41.7%
	Federated U.S. Treasury Cash Reserves Fund - Institutional Shares,
16,538,787	0.001% **	16,538,787

	TOTAL SHORT-TERM INVESTMENT
	(Cost $16,538,787)	16,538,787

	TOTAL INVESTMENTS IN SECURITIES: 96.1%
	(Cost $37,297,134)	38,095,613
	Other Assets in Excess of Liabilities: 3.9%	1,535,721
	TOTAL NET ASSETS: 100.0%	$39,631,334

ADR	American Depository Receipt
*	Non-income producing security.
**	7-Day Yield as of June 30, 2010.

	The cost basis of investments for federal income tax purposes at June 30, 2010 was as follows+:

	Cost of investments	$37,270,639
	Gross unrealized appreciation	1,942,460
	Gross unrealized depreciation	(1,117,486)
	Net unrealized appreciation	$824,974

	+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the CAN SLIM® Select Growth Fund's (the "Fund") previous fiscal year end. For the previous fiscal year’s
	Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s
	most recent semi-annual or annual report.

CAN SLIM® Select Growth Fund
Summary of Fair Value Exposure at June 30, 2010 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.
• Level 2 —Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

• Level 3— Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used to value the Fund’s net assets as of June 30, 2010:

	Level 1	Level 2	Level 3	Total
Common Stocks^	$21,148,118	$-	$-	$21,148,118
Preferred Stock^	408,708	-	-	408,708
Short-Term Investment	16,538,787	-	-	16,538,787
Total Investments in Securities	$38,095,613	$-	$-	$38,095,613

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title /s/Robert M. Slotky
       Robert M. Slotky, President

Date  August 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Robert M. Slotky
       Robert M. Slotky, President

Date August 18, 2010

By (Signature and Title) * /s/ Patrick J. Rudnick
                                                                       Patrick J. Rudnick, Treasurer

Date August 25, 2010

* Print the name and title of each signing officer under his or her signature.